Going Concern and Management's Liquidity Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern and Management's Liquidity Plan

Note 2 – Going Concern and Management’s Liquidity Plan

The accompanying unaudited condensed financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The unaudited condensed financial statements do not include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern for the next twelve months from the filing of this Form 10-Q. The Company incurred a net loss of $2,786,714 and $3,519,749 for the six months ended June 30, 2020 and 2019, respectively, and had an accumulated deficit of $58,974,639 at June 30, 2020. Cash used in operating activities was $2,471,868 and $2,923,156 for the six months ended June 30, 2020 and 2019, respectively. As of June 30, 2020, the Company had cash balances of $1,563,926, restricted cash of $810,055 and a working capital deficit of $1,168,359. The aforementioned factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the issuance date of the financial statements.

The Company expects to continue incurring losses for the foreseeable future and recognizes the need to raise additional capital to sustain its operations, pursue its product development initiatives and penetrate markets for the sale of its products. Toward that end, the Company has completed four separate equity sales in 2020 through the filing date of this report raising aggregate net proceeds of approximately $7,500,000 (Notes 10 and 11). Management believes the proceeds from these transactions provide sufficient cash to sustain the Company’s operations at least one year after the issue date of these financial statements.

If necessary, after one year, management believes that the Company could have access to additional capital resources through possible public or private equity offerings, debt financings, corporate collaborations or other means. However, there is a material risk that the Company will be unable to raise additional capital or obtain new financing when needed on commercially acceptable terms, if at all. Further, the COVID-19 pandemic has disrupted the global economy and eroded capital markets which makes it more difficult to obtain the financing that we need to fund and continue our operations. The inability of the Company to raise needed capital would have a material adverse effect on the Company’s business, financial condition and results of operations, and ultimately the Company could be forced to curtail or discontinue its operations, liquidate and/or seek reorganization in bankruptcy. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 2 – Going Concern and Management’s Liquidity Plan

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern for the next twelve months from the filing of this Form 10-K. The Company incurred a net loss of $7,625,397 during the year ended December 31, 2019 and had an accumulated deficit of $56,187,925 as of December 31, 2019. Cash used in operating activities was $5,896,400 for the year ended December 31, 2019. The aforementioned factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the issuance date of the financial statements.

As of December 31, 2019, the Company had a cash balance of $1,307,231 and working capital deficiency of $452,434.

The Company expects to continue incurring losses for the foreseeable future and will need to raise additional capital to sustain its operations, pursue its product development initiatives and penetrate markets for the sale of its products.

Management believes that the Company could have access to capital resources through possible public or private equity offerings, debt financings, corporate collaborations or other means. However, there is a material risk that the Company will be unable to raise additional capital or obtain new financing when needed on commercially acceptable terms, if at all. The inability of the Company to raise needed capital would have a material adverse effect on the Company’s business, financial condition and results of operations, and ultimately the Company could be forced to curtail or discontinue its operations, liquidate and/or seek reorganization in bankruptcy. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.